Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) (Retirement Medical Benefits Plans [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	3.70%	4.50%	3.60%
Net periodic benefit cost	4.50%	3.60%	4.20%
Health care cost inflation	7.00%	7.70%	8.00%